Condensed Consolidated Statements of Cash Flows (Unaudited)	3 Months Ended				12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 102,958,139	$ (160,787,979)	[1]	$ (2,429,417)	$ (8,518,520)	[1]	$ (17,428,428)	[1]
Net loss from discontinued operations	(182,755)	(157,975)		(334,216)	(1,140,921)		(2,768,114)
Net income (loss) from continuing operations	103,140,894	(160,630,004)		(2,095,201)	(7,377,599)		(14,660,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	135,470	413,911			315,834
Amortization of intangible assets							2,371,567
Depreciation expense	299
Stock-based compensation	177,905	5,603		74,668	229,605		370,878
Loss on extinguishment of vendor obligations		277,993			288,835
Gain on extinguishment of vendor obligations					(211,200)
Gain on extinguishment of due to affiliates					(192,069)
Provision for bad debt – related parties							529,488
Impairment loss					391,217		11,914,320
Gain on sale of investment		(63,759)
Day one loss on stock purchase warrants issued in connection with private placement		13,533,404
Day one loss of stock purchase warrants issued in connection with conversion of convertible notes		663,408
Change in fair value - convertible note embedded derivative	(567,413)	624,888
Loss on reclassification of stock purchase warrants from equity-classified to liability-classified		45,784
Change in fair value - stock purchase warrant liabilities	(104,278,287)	140,584,780
Changes in operating assets and liabilities:
Other current assets	34,831	136,438		(6,605)	(236,235)		(851)
Due from affiliates							(493,725)
Accounts payable	(51,259)	69,600
Due to affiliates	2,607				2,919,129		134,120
Interest payable - related parties	33,841	20,949		10,024	44,111
Accrued expenses and other current liabilities		2,860,965			2,934,934		189,132
Accrued liabilities and other payables	(250,366)			1,842,215
Net cash used in operating activities from continuing operations	(1,621,478)	(1,456,040)		(174,899)	(893,438)		354,615
Net cash provided by (used in) operating activities from discontinued operations	279,964	1,115,948		(947,810)	(2,925,005)		(1,586,997)
NET CASH USED IN OPERATING ACTIVITIES	(1,341,514)	(340,092)		(1,122,709)	(3,818,443)		(1,232,382)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of computer equipment	(10,221)
Proceeds from sale of investment		63,759
Advance to target of planned acquisition	(800,000)	(1,000,000)
Net cash (used in) provided by investing activities from continuing operations	(810,221)	(936,241)
Net cash (used in) provided by investing activities from discontinued operations					132,826		(1,109,936)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(810,221)	(936,241)			132,826		(1,109,936)
CASH FLOWS FROM FINANCING ACTIVITIES
Business Combination, net of issuance costs					150,161
Proceeds from loan payable - related parties				293,000	1,353,640		270,563
Proceeds from issuance of private placement and embedded derivative, net of issuance costs		9,134,876
Proceeds from issuance of common stock, net of issuance costs		477,795
Repayments on loans payable - related parties		(1,000,000)
Proceeds from issuance of convertible notes payable and embedded derivative, net of issuance costs		450,000
Proceeds from issuance of convertible notes payable and stock purchase warrants, net of issuance costs					996,075
Proceeds from issuance of note payable and stock purchase warrants					78,000
Net cash provided by financing activities – continuing operations		9,062,671		293,000	2,577,876		270,563
Net cash provided by financing activities from discontinued operations				627,729	422,527		147,753
NET CASH PROVIDED BY FINANCING ACTIVITIES		9,062,671		920,729	3,000,403		418,316
EFFECT OF EXCHANGE RATE ON CASH FROM CONTINUING OPERATIONS	(3,082)
EFFECT OF EXCHANGE RATE ON CASH FROM DISCONTINUED OPERATIONS	35,464	35,844		(10,410)	28,854		231,404
Net change in cash, including cash from discontinued operations	(2,119,353)	7,822,182		(212,390)	(656,360)		(1,692,598)
Cash, including cash from discontinued operations - beginning of period	7,857,641	35,459		863,610	691,819		2,384,417
Cash, including cash from discontinued operations - end of period	5,738,288	7,857,641		651,220	35,459		691,819
Less cash from discontinued operations	1,275,372	959,944		645,235	35,086		683,970
Cash from continuing operations, end of period	4,462,916	6,897,697		5,985	373		7,849
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest					1,436
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Fair value of pre-funded warrants exercised	3,055,814
Issuance of common stock to settle loans payable – related parties and accrued and unpaid interest					613,410
Capital reduction on settlement of loans payable – related parties and accrued and unpaid interest through issuance of common stock					(342,847)
Issuance of common stock to settle due to affiliates					6,627,314
Capital reduction on settlement of due to affiliates through issuance of common stock					(3,900,254)
Issuance of common stock to settle accrued expenses and other current liabilities		759,993		$ 750,000	1,880,187
Settlement of due to affiliates through issuance of loan payable – related parties					1,213,348
Settlement of accrued expenses and other current liabilities through issuance of Old Nukk common stock					213,386
Issuance of Old Nukk common stock to Brilliant vendors in exchange for receivable from Brilliant					1,802,215
Settlement of loans payable – related parties through exchange of notes receivable – related parties and accrued and unpaid interest					37,978
Settlement of loans payable – related parties through exchange of due from affiliates					11,855
Fair value of derivative liability embedded within convertible note payable		(847,753)
Fair value of liability-classified stock purchase warrants issued in connection with the private placement agreement		23,239,044
Issuance of common stock issued as compensation for services		1,364,025
Issuance of common stock issued to settle Exit and Settlement Agreement		325,032
Issuance of common stock issued as compensation to board of directors		959,100
Fair value of liability-classified warrants issued in connection with conversion of convertible notes		(663,408)
Settlement of convertible notes payable through issuance of common stock		771,085
Fair value of stock purchase warrants reclassified from equity-classified to liability-classified		$ (283,293)

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.